Cover Page	Sep. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 03, 2026
Entity Registrant Name	Ciena Corp
Entity File Number	001-36250
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	23-2725311
Entity Address, Address Line One	8150 Maple Lawn Boulevard, Suite 300
Entity Address, City or Town	Fulton,
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21076
City Area Code	410
Local Phone Number	694-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	CIEN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000936395
Amendment Flag	false